INVESTMENTS - Change of investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	50.38%
Provision for losses on investments	R$ 337,152	R$ 981,179
SPE Chapecoense Gerao
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	54.01%
SPE Chapecoense Gerao | Common shares
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	43.03%
SPE Chapecoense Gerao | Preferred shares
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	100.00%
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 32,224,264	25,769,172
Capital payment	56,072
Effects of deconsolidation		6,571,987
Acquisition of investee control	(1,138,562)
Transfer to assets held for sale/Write-off		(1,580,783)
Other Comprehensive Results	(27,441)	564,846
Capital Increase/Reduction		48,202
Dividends and Interest on own capital	(1,552,374)	(1,540,189)
Equity pickup method	2,077,530	2,005,809
Estimated loss on investment	460,813	385,220
Balance at the end of the period	32,100,302	32,224,264
Associates | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	13,862,743	7,020,836
Effects of deconsolidation		6,571,987
Transfer to assets held for sale/Write-off		(992,914)
Other Comprehensive Results	(17,410)	573,935
Capital Increase/Reduction		(17,932)
Dividends and Interest on own capital	(836,104)	(627,841)
Equity pickup method	1,456,555	1,334,672
Balance at the end of the period	R$ 14,465,784	R$ 13,862,743
Eletronuclears
CHANGES IN INVESTMENTS
Proportion of ownership interest in associate	67.95%	67.95%
Percentage of Share Capital	67.95%
Eletronuclears | Common shares
CHANGES IN INVESTMENTS
Percentage of Share Capital	35.90%
Eletronuclears | Preferred shares
CHANGES IN INVESTMENTS
Percentage of Share Capital	99.99%
Eletronuclears | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 7,188,028
Effects of deconsolidation		R$ 6,571,987
Other Comprehensive Results	(1,204)	474,581
Equity pickup method	26,530	141,460
Balance at the end of the period	R$ 7,213,354	R$ 7,188,028
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP
CHANGES IN INVESTMENTS
Proportion of ownership interest in associate	35.74%	35.03%
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 5,007,916	R$ 4,451,016
Other Comprehensive Results	(68,008)	75,855
Capital Increase/Reduction		(11,244)
Dividends and Interest on own capital	(519,299)	(250,310)
Equity pickup method	947,470	742,599
Balance at the end of the period	5,368,080	5,007,916
Companhia Estadual De Transmissao De Energia Eletrica CEEE T | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		644,208
Transfer to assets held for sale/Write-off		(648,271)
Dividends and Interest on own capital		R$ 4,063
Lajeado Energia S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in associate		40.07%
Lajeado Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	96,037	R$ 99,516
Other Comprehensive Results		67
Dividends and Interest on own capital		(115,640)
Equity pickup method		112,094
Balance at the end of the period		R$ 96,037
CEB Lajeado S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in associate		40.07%
CEB Lajeado S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	94,839	R$ 74,160
Other Comprehensive Results		18
Dividends and Interest on own capital		(37,123)
Equity pickup method		57,784
Balance at the end of the period		R$ 94,839
Paulista Lajeado Energia S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in associate		40.07%
Paulista Lajeado Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	14,522	R$ 37,925
Dividends and Interest on own capital		(13,690)
Equity pickup method		(9,713)
Balance at the end of the period		14,522
Others | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	1,666,799
Other Comprehensive Results	51,802
Dividends and Interest on own capital	(316,805)
Equity pickup method	482,554
Balance at the end of the period	R$ 1,884,349	R$ 1,666,799
Others | Minimum
CHANGES IN INVESTMENTS
Proportion of ownership interest in associate	33.41%	33.28%
Others | Maximum
CHANGES IN INVESTMENTS
Proportion of ownership interest in associate	40.44%	39.02%
Jointly controlled | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 18,361,521	R$ 18,748,336
Capital payment	56,072
Acquisition of investee control	(1,138,562)
Transfer to assets held for sale/Write-off		(587,869)
Other Comprehensive Results	(10,031)	(9,089)
Capital Increase/Reduction		66,134
Dividends and Interest on own capital	(716,270)	(912,348)
Equity pickup method	620,975	671,137
Estimated loss on investment	460,813	385,220
Balance at the end of the period	R$ 17,634,518	R$ 18,361,521
Norte Energia S.A. - NESA
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	49.98%	49.98%
Provision for losses on investments	R$ 337,152
Norte Energia S.A. - NESA | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	6,060,822	R$ 6,384,303
Equity pickup method	(431,409)	(323,481)
Estimated loss on investment	(337,152)
Balance at the end of the period	R$ 5,292,261	R$ 6,060,822
Energia Sustentavel do Brasil S.A. - ESBR
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	40.00%	40.00%
Energia Sustentavel do Brasil S.A. - ESBR | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 3,563,552	R$ 3,295,627
Equity pickup method	17,684	(41,692)
Estimated loss on investment		309,617
Balance at the end of the period	R$ 3,581,236	R$ 3,563,552
Belo Monte Transmissora de Energia SPE S.A
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	49.00%	49.00%
Belo Monte Transmissora de Energia SPE S.A | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 2,005,808	R$ 1,895,036
Capital payment	550
Dividends and Interest on own capital	(63,089)	(66,400)
Equity pickup method	208,823	177,172
Balance at the end of the period	R$ 2,152,092	R$ 2,005,808
Interligao Eltrica do Madeira S.A. - IE Madeira
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	49.00%	49.00%
Interligao Eltrica do Madeira S.A. - IE Madeira | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 1,735,667	R$ 1,409,983
Dividends and Interest on own capital	(67,845)	(123,598)
Equity pickup method	201,815	231,063
Estimated loss on investment	92,192	218,219
Balance at the end of the period	R$ 1,961,829	R$ 1,735,667
Teles Pires Participaes S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	100.00%	49.44%
Provision for losses on investments		R$ 468,478
Teles Pires Participaes S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 315,385	789,994
Capital payment	26,696
Acquisition of investee control	(589,111)
Capital Increase/Reduction		46,336
Equity pickup method	(38,234)	(52,467)
Estimated loss on investment	R$ 285,264	(468,478)
Balance at the end of the period		R$ 315,385
Mata de Santa Genebra Transmissora S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	49.90%	49.90%
Provision for losses on investments		R$ 141,393
Mata de Santa Genebra Transmissora S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 548,104	634,284
Dividends and Interest on own capital	(13,782)	(74,570)
Equity pickup method	58,030	55,915
Estimated loss on investment	141,393	(67,525)
Balance at the end of the period	R$ 733,745	R$ 548,104
Interligao Eltrica Garanhuns S.A. - IE Garanhuns
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	49.00%	49.00%
Provision for losses on investments		R$ 92,192
Interligao Eltrica Garanhuns S.A. - IE Garanhuns | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 502,090	413,106
Dividends and Interest on own capital	(16,433)	(7,415)
Equity pickup method	57,613	96,399
Balance at the end of the period	R$ 543,270	R$ 502,090
Empresa de Energia Sao Manoel S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	33.33%	33.33%
Empresa de Energia Sao Manoel S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 588,913	R$ 428,168
Equity pickup method	(9,405)	(16,771)
Estimated loss on investment		177,516
Balance at the end of the period	R$ 579,508	R$ 588,913
Energtica guas das Pedras S.A. - EAPSA
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		49.00%
Energtica guas das Pedras S.A. - EAPSA | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		R$ 291,327
Transfer to assets held for sale/Write-off		(286,776)
Dividends and Interest on own capital		(65,154)
Equity pickup method		R$ 60,603
Companhia Energetica Sinop S.A. - SINOP
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	49.00%	49.00%
Provision for losses on investments		R$ 139,677
Companhia Energetica Sinop S.A. - SINOP | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 526,442	349,256
Equity pickup method	(27,042)	(38,037)
Estimated loss on investment	139,677	215,223
Balance at the end of the period	R$ 639,077	R$ 526,442
Sistema de Transmissao Nordeste S.A.- STN
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	49.00%	49.00%
Sistema de Transmissao Nordeste S.A.- STN | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 269,217	R$ 258,272
Dividends and Interest on own capital	(52,145)	(52,964)
Equity pickup method	47,000	63,909
Balance at the end of the period	R$ 264,072	R$ 269,217
Chapecoense Geracao S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	40.00%	40.00%
Chapecoense Geracao S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 253,633	R$ 454,259
Dividends and Interest on own capital	(221,467)	(369,709)
Equity pickup method	183,212	169,083
Balance at the end of the period	R$ 215,378	R$ 253,633
Enerpeixe S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	40.00%	40.00%
Enerpeixe S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 261,789	R$ 266,309
Dividends and Interest on own capital	(1,848)
Equity pickup method	3,695	(4,520)
Balance at the end of the period	R$ 263,636	R$ 261,789
Goias Transmissao S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	49.00%	49.00%
Goias Transmissao S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 206,773	R$ 177,274
Dividends and Interest on own capital	(29,751)	(9,188)
Equity pickup method	14,553	38,687
Balance at the end of the period	R$ 191,575	R$ 206,773
Paranaiba Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	24.50%	24.50%
Paranaiba Transmissora de Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 222,169	R$ 188,675
Dividends and Interest on own capital	(8,360)	(10,433)
Equity pickup method	35,201	43,927
Balance at the end of the period	R$ 249,010	R$ 222,169
MGE Transmissao S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	49.00%	49.00%
MGE Transmissao S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 196,954	R$ 168,273
Dividends and Interest on own capital	(13,941)	(8,934)
Equity pickup method	20,702	37,615
Balance at the end of the period	R$ 203,715	R$ 196,954
Triangulo Mineiro Transmissora S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	100.00%	49.00%
Triangulo Mineiro Transmissora S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 199,746	R$ 182,828
Acquisition of investee control	(217,489)
Dividends and Interest on own capital	(4,410)	(5,145)
Equity pickup method	R$ 22,153	22,063
Balance at the end of the period		R$ 199,746
Retiro Baixo Energtica S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	100.00%	49.00%
Retiro Baixo Energtica S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 155,470	R$ 168,726
Acquisition of investee control	(168,566)
Dividends and Interest on own capital		(37,513)
Equity pickup method	R$ 13,096	24,257
Balance at the end of the period		R$ 155,470
Rouar S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	50.00%	50.00%
Rouar S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 133,828	R$ 134,264
Other Comprehensive Results	(10,031)	(9,089)
Dividends and Interest on own capital	(12,560)	(4,734)
Equity pickup method	12,206	13,387
Balance at the end of the period	R$ 123,443	R$ 133,828
Transenergia Renovavle S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	49.00%	49.00%
Transenergia Renovavle S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 96,112	R$ 97,461
Dividends and Interest on own capital	(13,117)	(13,514)
Equity pickup method	18,568	12,165
Balance at the end of the period	R$ 101,563	R$ 96,112
Vale do Sao Bartolomeu Transmissora de Energia S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	90.00%	39.00%
Vale do Sao Bartolomeu Transmissora de Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 89,860	R$ 79,406
Acquisition of investee control	(103,945)
Dividends and Interest on own capital	(3,120)	(6,240)
Equity pickup method	17,205	16,694
Balance at the end of the period		R$ 89,860
Luziania-Niquelandia Transmissora S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture		49.00%
Luziania-Niquelandia Transmissora S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 47,750	R$ 38,320
Dividends and Interest on own capital		(5,700)
Equity pickup method		15,130
Balance at the end of the period		47,750
Itaipu | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period		279,025
Transfer to assets held for sale/Write-off		(279,025)
Transnorte Energia S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	50.38%
Provision for losses on investments		122,787
Transnorte Energia S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 39,627
Equity pickup method	38,830
Estimated loss on investment	122,787
Balance at the end of the period	R$ 201,244	39,627
Tijoa Participaes e Investimentos
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	49.90%
Tijoa Participaes e Investimentos | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 28,527
Dividends and Interest on own capital	(41,813)
Equity pickup method	43,189
Balance at the end of the period	R$ 29,903	28,527
Baguari Energia
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	100.00%
Baguari Energia | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 71,987
Acquisition of investee control	(59,451)
Dividends and Interest on own capital	(5,109)
Equity pickup method	R$ (7,427)
Balance at the end of the period		71,987
Vamcruz I Participaes S.A.
CHANGES IN INVESTMENTS
Proportion of ownership interest in joint venture	24.50%
Vamcruz I Participaes S.A. | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 130,332
Dividends and Interest on own capital	(394)
Equity pickup method	1,661
Balance at the end of the period	131,599	130,332
Other | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	158,714
Capital payment	28,826
Dividends and Interest on own capital	(147,086)
Equity pickup method	119,256
Estimated loss on investment	16,652
Balance at the end of the period	176,362	158,714
Others | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	381,437	364,160
Transfer to assets held for sale/Write-off		(22,068)
Capital Increase/Reduction		19,798
Dividends and Interest on own capital		(51,137)
Equity pickup method		70,036
Estimated loss on investment		648
Balance at the end of the period		381,437
Others | Others | EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY
CHANGES IN INVESTMENTS
Balance at the beginning of the period	R$ 1,461,401	1,714,011
Transfer to assets held for sale/Write-off		(344,643)
Other Comprehensive Results		23,414
Capital Increase/Reduction		(6,688)
Dividends and Interest on own capital		(215,141)
Equity pickup method		290,448
Balance at the end of the period		R$ 1,461,401
Furnas
CHANGES IN INVESTMENTS
Proportion of ownership interest in subsidiary	100.00%	99.67%
Chesf
CHANGES IN INVESTMENTS
Proportion of ownership interest in subsidiary	100.00%	99.58%
CGT Eletrosul
CHANGES IN INVESTMENTS
Proportion of ownership interest in subsidiary	100.00%	99.96%
Eletropar
CHANGES IN INVESTMENTS
Proportion of ownership interest in subsidiary	83.71%	83.71%